Consolidated Statements of Operations and Comprehensive Loss - Schedule of Weighted Average (Details)	12 Months Ended
	Dec. 31, 2025 € / shares $ / shares shares	Dec. 31, 2024 € / shares $ / shares shares	Dec. 31, 2023 € / shares $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares	2,452,000	2,332,500	1,735,750
January 24 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares			1,454,250
Fair value per share option | (per share)			€ 1.9			$ 2.11
FX rate as of grant date			€ 0.9008
Share price at grant date/ Exercise price			€ 2.37
Expected volatility			1.35%
Expected life (midpoint based)			5 years 3 months 18 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			3.571%
January 24 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares			52,500
Fair value per share option | (per share)			€ 1.92			2.13
FX rate as of grant date			€ 0.9008
Share price at grant date/ Exercise price			€ 2.37
Expected volatility			1.35%
Expected life (midpoint based)			5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)			3.565%
May 31 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares			60,500
Fair value per share option | (per share)			€ 3.38			3.61
FX rate as of grant date			€ 0.9361
Share price at grant date/ Exercise price			€ 4.19
Expected volatility			1.35%
Expected life (midpoint based)			4 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)			3.82%
July 7 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares			57,000
Fair value per share option | (per share)			€ 3.3			3.59
FX rate as of grant date			€ 0.9184
Share price at grant date/ Exercise price			€ 3.89
Expected volatility			1.46%
Expected life (midpoint based)			5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)			4.32%
July 7 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares			100,000
Fair value per share option | (per share)			€ 3.34			3.64
FX rate as of grant date			€ 0.9184
Share price at grant date/ Exercise price			€ 3.89
Expected volatility			1.46%
Expected life (midpoint based)			6 years 1 month 6 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			4.286%
July 19 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares			4,000
Fair value per share option | (per share)			€ 3.16			3.55
FX rate as of grant date			€ 0.8911
Share price at grant date/ Exercise price			€ 3.99
Expected volatility			1.46%
Expected life (midpoint based)			5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)			4.32%
September 18 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares			7,500
Fair value per share option | (per share)			€ 2.95			$ 3.15
FX rate as of grant date			€ 0.9378
Share price at grant date/ Exercise price			€ 3.54
Expected volatility			1.46%
Expected life (midpoint based)			5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)			4.32%
January 05 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares		2,245,000
Fair value per share option | (per share)		€ 1.51			$ 1.65
FX rate as of grant date		€ 0.916
Share price at grant date/ Exercise price		€ 1.79
Expected volatility		1.47%
January 05 [Member] | Bottom of range [Member]
Schedule of Weighted Average [Line Items]
Expected life (midpoint based)		5 years 3 months 18 days
Risk-free rate (interpolated, U.S. sovereign strips curve)		4.023%
January 05 [Member] | Top of range [Member]
Schedule of Weighted Average [Line Items]
Expected life (midpoint based)		5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)		4.025%
February 21 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares		30,000
Fair value per share option | (per share)		€ 1.3			1.4
FX rate as of grant date		€ 0.925
Share price at grant date/ Exercise price		€ 1.51
Expected volatility		1.47%
Expected life (midpoint based)		5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)		4.308%
October 30 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares		57,500
Fair value per share option | (per share)		€ 1.33			$ 1.44
FX rate as of grant date		€ 0.9246
Share price at grant date/ Exercise price		€ 1.57
Expected volatility		1.43%
Expected life (midpoint based)		5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)		4.155%
January 03 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares	2,452,000
Fair value per share option | (per share)	€ 1.81			$ 1.86
FX rate as of grant date	€ 0.971
Share price at grant date/ Exercise price	€ 2.41
Expected volatility	0.97%
Expected life (midpoint based)	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.435%